SUBSEQUENT EVENTS (Details Narrative) - USD ($)						12 Months Ended
	Mar. 06, 2026	Feb. 05, 2026	Jan. 30, 2026	Dec. 09, 2025	Aug. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 17, 2026	Feb. 16, 2026	Sep. 16, 2024	Jul. 10, 2024
IfrsStatementLineItems [Line Items]
Borrowings						$ 5,751
Number of shares issued						83,194					793	1,818
Commitment amount				$ 11,919
Professional fees expense					$ 18,000
Debt description					the principal and interest balance of the note shall be increased by 150% and (ii) the 1800 Diagonal August Promissory Note may be converted into Ordinary Shares of the Company at the sole discretion of the 1800 Diagonal August. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the 1800 Diagonal August Promissory Note so the 1800 Diagonal August beneficially owns less than 4.99% of the Company’s Ordinary Shares. The 1800 Diagonal August shall be entitled to deduct $1.5 from the conversion amount in each Notice of Conversion to cover Holder’s deposit fees associated with each Notice of Conversion
Gross proceeds						$ 31,231,000	$ 3,303,000	$ 2,606,000
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		389,682							4.8828125
Debt description		(a) 4% for the first $20,000 of aggregate gross cash proceeds that may be drawn down from the Commitment Amount, (b) 3% for the next $80,000 of aggregate gross cash proceeds that may be drawn down from the Commitment Amount and (c) 2% for the last $150,000 of aggregate gross cash proceeds that may be drawn down from the Commitment Amount.
Cash fee percentage		4.00%	10.00%
Gross proceeds		$ 20,000
Bid price									$ 1.00
Number of outstanding shares									2,180,000	10,670,000
Par value per share			$ 0.0001
Liquidation preference value			$ 250,000,000
Dividend percentage			18.50%
Cash compensation	$ 150,000
Annual cash payment	100,000
Payment of fees	$ 550,000
Nonadjusting event [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Commitment amount		100,000
Professional fees expense		557,000
Par value per share									$ 0.00000000002502543568
Nonadjusting event [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Commitment amount		$ 250,000
Par value per share									$ 0.00000000012219451015625